BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES - Additional Information (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 26, 2025 segment	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) item	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) customer segment	Sep. 30, 2024 USD ($) customer
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Depreciation expense						$ 384,165	$ 432,595
Excess of FDIC insurance limit						1,900,000
Research and development excluding impairment charges						3,317,937
Research and development		$ 372,149	$ 849,358	$ 830,711	$ 1,864,368	6,016,912	3,593,750
Impairment expense						2,698,975
Advertising expense						108,827	124,036
Offering costs in aggregate						$ 1,010,069
Number of reportable segments	3			3		2
Transfers from Level 2 to Level 1, Assets						$ 0
Transfers from Level 1 to Level 2, Assets						0
Transfers from Level 1 to Level 2, Liabilities						0
Transfers into Level 3, Liabilities						0
Transfers out of Level 3, Liabilities						$ 0
Computer equipment
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						3 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Lab equipment
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						3 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Construction in progress						$ 0	167,342
Furniture
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						3 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Leasehold improvements
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Estimated useful life for computer equipment, lab equipment and furniture						3 years
Estimated useful life for computer equipment, lab equipment and furniture [Extensible Enumeration]						us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Depreciation expense						$ 40,157	266,677
Therapeutic DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Depreciation expense						$ 344,008	$ 164,275
Customer Concentration Risk | Total Revenue | DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer						2	1
Customer Concentration Risk | Total Revenue | Therapeutic DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer						1
Customer Concentration Risk | Total Revenue | One customer | DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage						20.00%	28.00%
Customer Concentration Risk | Total Revenue | One customer | Therapeutic DNA Production
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage						29.00%
Customer Concentration Risk | Total Revenue | Two customers | DNA Tagging and Security Products
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage						10.00%
Customer Concentration Risk | Accounts receivables
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Number of customers | customer						3	3
Customer Concentration Risk | Accounts receivables | Three customers
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Concentration risk percentage						99.00%	75.00%